Note 25 - Current allowances and provisions	12 Months Ended
Dec. 31, 2025
Note 25 - Current allowances and provisions
Note 25 - Current allowances and provisions

25        Current allowances and provisions

(i)         Deducted from assets

Year ended December 31, 2025	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
At the beginning of the year	(48,125)	(3,094)	(203,174)
Translation differences	(93)	(80)	(1,775)
Decrease due to deconsolidation of subsidiaries (*)	1	-	34
Additional allowances	(14,180)	(631)	(53,700)
Used and other movements	2,810	1	28,613
At December 31, 2025	(59,587)	(3,804)	(230,002)

(*)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.

Year ended December 31, 2024	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
At the beginning of the year	(49,046)	(3,439)	(209,110)
Translation differences	194	324	897
Changes due to business combinations (**)	(1,151)	-	(3,676)
(Additional) / reversal allowances	1,095	(546)	(41,240)
Used and other movements	783	567	49,955
At December 31, 2024	(48,125)	(3,094)	(203,174)

(**)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

(ii)         Liabilities

Year ended December 31, 2025	Sales risks	Other claims and contingencies (*)	Total
At the beginning of the year	16,371	102,973	119,344
Translation differences	694	11,801	12,495
Decrease due to deconsolidation of subsidiaries (**)	-	(79)	(79)
Additional provisions	42,710	14,104	56,814
Reclassifications	-	2,549	2,549
Used	(15,484)	(2,487)	(17,971)
At December 31, 2025	44,291	128,861	173,152

Year ended December 31, 2024	Sales risks	Other claims and contingencies (*)	Total
At the beginning of the year	19,940	16,019	35,959
Translation differences	(1,301)	(18,978)	(20,279)
Changes due to business combinations (***)	-	722	722
Additional provisions	21,296	106,198	127,494
Reclassifications	-	9,839	9,839
Used	(23,564)	(10,827)	(34,391)
At December 31, 2024	16,371	102,973	119,344

(*)	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.
As of December 31, 2025 and 2024, includes $114.9 million and $89.4 million respectively, related the ongoing litigation related to the acquisition of participation in Usiminas. For more information see note 27 (i).
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.
(***)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.